UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5281
Oppenheimer Champion Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.
March 31, 2012 Oppenheimer Management Champion Income Commentary and Fund Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Manager SEMI ANNUAL REPORT Listing of Top Holdings Financial Statements

March 31, 2012

Oppenheimer Champion Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Credit Rating Breakdown	NRSRO Only Total

AAA	5.2%
BBB	2.3
BB	22.1
B	52.8
CCC	14.2
Unrated	2.9
Other Securities	0.5

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.
Portfolio Allocation

*	Represents a value of less than 0.05%.
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of investments. For more current holdings information, please visit oppenheimerfunds.com.
6 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
7 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER CHAMPION INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012

Actual
Class A	$1,000.00	$1,106.50	$6.99
Class B	1,000.00	1,102.10	11.29
Class C	1,000.00	1,096.40	10.95
Class N	1,000.00	1,104.90	8.56
Class Y	1,000.00	1,110.20	3.78

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.25	6.70
Class B	1,000.00	1,014.17	10.82
Class C	1,000.00	1,014.47	10.52
Class N	1,000.00	1,016.76	8.21
Class Y	1,000.00	1,021.28	3.62
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 30, 2012 are as follows:

Class	Expense Ratios

Class A	1.33%
Class B	2.15
Class C	2.09
Class N	1.63
Class Y	0.72
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11[1,2] (Cost $2,746,126)	$6,122,584	$—

Mortgage-Backed Obligations—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3193.75%, 1/25/29[1,2] (Cost $433,769)	437,665	35,013

Corporate Bonds and Notes—85.6%
Consumer Discretionary—20.7%
Auto Components—2.3%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	2,320,000	2,476,600
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[3]	5,879,000	6,408,110
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	775,000	800,188
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	2,715,000	2,769,300

		12,454,198

Automobiles—0.1%
Jaguar Land Rover plc, 7.75% Sr. Unsec. Bonds, 5/15/18[3]	490,000	504,700
Diversified Consumer Services—0.3%
Monitronics International, Inc., 9.125% Sr. Nts., 4/1/20[3]	580,000	590,150
ServiceMaster Co., 8% Sr. Nts., 2/15/20[3]	770,000	823,900

		1,414,050

Hotels, Restaurants & Leisure—6.6%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	2,385,000	2,495,306
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	1,095,000	1,231,875
Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts., 1/15/20[3]	1,225,000	1,296,969
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	520,000	596,700
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[3]	2,230,000	2,395,856
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	12,088,000	9,398,420
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[3]	3,205,000	3,180,963
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	2,545,000	2,583,175
Landry’s Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15	1,860,000	2,080,875
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	1,160,000	1,307,900
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	4,280,000	4,419,100
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12	1,560,000	1,560,000
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	2,070,000	2,333,925
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,2]	3,900,000	—

		34,881,064
10 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Household Durables—1.4%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	$1,335,000	$1,258,238
9.125% Sr. Unsec. Nts., 5/15/19	3,790,000	3,278,350
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	290,000	305,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 4/15/19[3]	1,275,000	1,262,250
9% Sr. Nts., 5/15/18[3]	1,330,000	1,333,325

		7,437,388

Media—8.2%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	1,430,000	1,301,300
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	3,430,000	3,138,450
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	1,190,000	1,252,475
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	3,079,000	2,978,933
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[3]	1,725,000	1,860,844
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	3,985,000	3,975,038
CSC Holdings LLC, 6.75% Sr. Unsec. Nts., 11/15/21[3]	2,365,000	2,474,381
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19[3]	1,635,000	1,553,250
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	2,490,000	2,648,738
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	2,330,000	2,434,850
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[3]	1,835,000	1,990,975
Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22[3]	995,000	1,017,388
Newport Television LLC/NTV Finance Corp., 13.75% Sr. Nts., 3/15/17[3]	2,855,498	2,898,330
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	2,375,000	2,559,063
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18	3,315,000	3,596,775
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[3]	1,150,000	1,213,250
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[3]	1,635,000	1,737,188
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[2]	2,490,000	2,570,925
Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22	960,000	956,400
8.375% Sr. Unsec. Unsub. Nts., 10/15/19	1,095,000	1,231,875

		43,390,428

Specialty Retail—1.4%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	635,000	663,575
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	1,250,000	1,278,125
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	2,520,000	2,554,650
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	195,000	208,650
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19[3]	2,330,000	2,493,100

		7,198,100
11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods—0.4%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	$1,190,000	$1,264,375
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	930,000	939,300

		2,203,675

Consumer Staples—3.5%
Food & Staples Retailing—0.2%
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	1,195,000	1,224,875
Food Products—2.9%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[3]	2,715,000	2,491,013
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17[3,4]	5,557,658	4,348,867
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[3]	2,115,000	2,167,875
Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22[3]	2,405,000	2,525,250
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[3]	3,295,000	3,533,888

		15,066,893

Household Products—0.3%
Central Garden & Pet Co., 8.25% Sr. Sub. Nts., 3/1/18	175,000	181,344
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	1,100,000	1,245,750

		1,427,094

Personal Products—0.1%
NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18	585,000	647,156
Energy—10.9%
Energy Equipment & Services—3.0%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	2,115,000	2,072,700
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	1,920,000	1,920,000
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[3,5]	1,275,000	1,278,188
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20[3]	2,575,000	2,594,313
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15	4,300,000	4,751,500
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	2,350,000	2,473,375
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	895,000	953,175

		16,043,251

Oil, Gas & Consumable Fuels—7.9%
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	2,625,000	2,854,688
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75% Sr. Unsec. Sub. Nts., 6/15/18	2,035,000	2,177,450
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	945,000	694,575
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	1,495,000	1,524,900
Breitburn Energy Partners LP/Breitburn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	2,975,000	3,175,813
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	2,370,000	2,654,400
12 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Nts., 7/15/22[3]	$2,390,000	$2,419,875
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22[5]	3,895,000	3,982,638
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	480,000	502,800
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22[3]	1,550,000	1,559,688
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts., 4/1/19	1,770,000	1,212,450
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	3,590,000	3,886,175
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3]	2,145,000	2,257,613
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[3]	1,670,000	1,632,425
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	930,000	841,650
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	1,250,000	1,243,750
11.75% Sr. Nts., 1/1/16	1,775,000	1,885,938
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	1,110,000	1,223,775
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[2]	1,920,000	1,944,000
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	1,110,000	1,154,400
9.875% Sr. Unsec. Nts., 5/15/16	1,315,000	1,433,350
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19	1,600,000	1,472,000

		41,734,353

Financials—10.3%
Capital Markets—4.3%
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	1,655,000	1,696,375
Nationstar Mortgage/Nationstar Capital Corp., 10.875% Sr. Unsec. Nts., 4/1/15	6,955,000	7,354,913
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	1,080,000	993,600
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	1,085,000	1,129,756
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	3,599,000	4,003,888
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	1,660,000	1,303,100
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	7,170,000	4,606,725
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19	2,880,000	1,598,400

		22,686,757

Commercial Banks—0.9%
CIT Group, Inc., 7% Sec. Bonds, 5/2/17[3]	4,935,000	4,953,506
Consumer Finance—0.5%
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[3]	1,210,000	1,258,400
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	1,150,000	1,276,500

		2,534,900
13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Financial Services—0.5%
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	$2,615,000	$2,670,569
Insurance—1.0%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	1,965,000	2,168,869
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	2,798,000	3,119,770

		5,288,639

Real Estate Investment Trusts—1.4%
DuPont Fabros Technology LP, 8.50% Sr. Unsec. Nts., 12/15/17	1,205,000	1,331,525
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	2,475,000	2,512,125
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	3,270,000	3,482,550

		7,326,200

Real Estate Management & Development—1.7%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[3,4]	3,771,319	2,979,342
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[2]	2,520,000	2,633,400
9% Sr. Sec. Nts., 1/15/20[2]	1,290,000	1,328,700
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[3,6]	2,365,000	2,093,025

		9,034,467

Health Care—5.4%
Biotechnology—0.2%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	900,000	978,750
Health Care Equipment & Supplies—1.8%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	1,460,000	1,199,025
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16	1,395,000	1,461,263
8.625% Sr. Unsec. Sub. Nts., 10/1/18	1,375,000	1,430,000
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17[4]	1,415,000	1,531,738
11.625% Sr. Unsec. Sub. Nts., 10/15/17	2,310,000	2,509,238
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18[3]	1,350,000	1,415,813

		9,547,077

Health Care Providers & Services—2.8%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[4]	2,129,208	2,198,407
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[3]	800,000	826,000
5.875% Sr. Unsec. Nts., 1/31/22[3]	400,000	412,000
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	1,570,000	1,471,875
HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20	2,306,000	2,536,600
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	2,910,000	2,549,888
14 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Health Care Providers & Services Continued
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	$1,515,000	$999,900
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22[3]	575,000	593,688
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17	1,610,000	1,300,075
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[1]	2,010,000	50,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	1,605,000	1,645,125

		14,583,808

Life Sciences Tools & Services—0.2%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[3]	1,015,000	1,106,350
Pharmaceuticals—0.4%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	715,000	729,300
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	910,000	955,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LL C, 7.75% Sr. Unsec. Nts., 9/15/18	655,000	686,113

		2,370,913

Industrials—12.8%
Aerospace & Defense—3.3%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	1,060,000	1,166,000
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	4,905,000	4,285,744
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	3,755,000	4,041,319
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	1,203,000	1,308,263
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[2]	575,000	610,938
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	3,345,000	3,637,688
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	2,225,000	2,503,125

		17,553,077

Air Freight & Logistics—0.5%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[3]	2,315,000	2,419,175
Airlines—0.5%
American Airlines 2011-2 Class A Pass Through Trust, 8.625% Sec. Certificates, 4/15/23	2,530,000	2,669,150
Building Products—1.2%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[3]	1,170,000	1,143,675
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	3,960,000	4,019,400
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[3]	1,116,000	1,188,540

		6,351,615
15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Services & Supplies—1.6%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	$5,295,000	$5,162,625
STHI Holding Corp., 8% Sec. Nts., 3/15/18[3]	920,000	979,800
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	2,285,000	2,519,213

		8,661,638

Machinery—2.3%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[2]	2,390,000	2,485,600
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[3]	705,000	759,638
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	3,385,000	3,740,425
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	2,435,000	2,532,400
Thermadyne Holdings Corp.:
9% Sr. Sec. Nts., 12/15/17	1,485,000	1,529,550
9% Sr. Sec. Nts., 12/15/17[3]	775,000	798,250

		11,845,863

Marine—0.9%
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875% Sec. Nts., 1/15/17	3,730,000	3,949,138
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	755,000	777,650

		4,726,788

Professional Services—0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[2]	1,265,000	1,208,075
Road & Rail—1.0%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18	3,005,000	3,204,081
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[3]	4,984,000	2,093,280

		5,297,361

Trading Companies & Distributors—1.3%
NES Rentals Holdings, Inc., 12.25% Sr. Sec. Nts., 4/15/15[3]	3,000,000	2,820,000
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20[3]	3,075,000	3,151,875
7.625% Sr. Unsec. Nts., 4/15/22[3]	770,000	793,100

		6,764,975

Information Technology—6.0%
Communications Equipment—0.7%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[3]	2,480,000	2,498,600
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20[2]	1,157,000	1,191,710

		3,690,310
16 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Computers & Peripherals—0.4%
Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21[3]	$2,120,000	$2,289,600
Electronic Equipment & Instruments—0.5%
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts., 10/12/17	2,395,000	2,613,544
Internet Software & Services—1.0%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	4,640,000	4,895,200
Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19[3,5]	485,000	503,188

		5,398,388

IT Services—1.2%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	2,375,000	2,155,313
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[3]	1,580,000	1,720,225
9.875% Sr. Unsec. Nts., 9/24/15	1,225,000	1,237,250
12.625% Sr. Unsec. Nts., 1/15/21	1,215,000	1,224,113

		6,336,901

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	3,450,000	3,812,250
Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21	1,195,000	1,241,306
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[3]	2,375,000	2,612,500
10.75% Sr. Unsec. Nts., 8/1/20	1,432,000	1,614,580
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18[3]	1,080,000	1,225,800

		10,506,436

Software—0.2%
SunGard Data Systems, Inc., 7.375% Sr. Unsec. Nts., 11/15/18	710,000	757,925
Materials—7.7%
Chemicals—3.1%
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	1,220,000	1,250,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	1,295,000	1,346,800
9% Sec. Nts., 11/15/20	1,785,000	1,668,975
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[3]	1,920,000	2,035,200
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17	4,381,000	4,939,578
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21[3]	2,050,000	2,162,750
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21	2,725,000	2,398,000
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	325,000	343,688

		16,145,491

Construction Materials—0.3%
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	1,675,000	1,693,844
17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Containers & Packaging—0.7%
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	$3,130,000	$3,309,975
Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19[3]	580,000	583,260

		3,893,235

Metals & Mining—0.8%
Aleris International, Inc., 7.625% Sr. Unsec. Nts., 2/15/18	3,590,000	3,773,988
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	590,000	649,000

		4,422,988

Paper & Forest Products—2.8%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18[3]	1,620,000	1,867,050
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[3]	4,410,000	4,597,425
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[1,3]	5,347,000	2,807,175
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17	2,140,000	2,225,600
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[1]	2,690,000	1,815,750
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[3]	1,735,000	1,283,900

		14,596,900

Telecommunication Services—5.2%
Diversified Telecommunication Services—3.1%
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	1,730,000	1,775,413
8.75% Sr. Unsec. Sub. Nts., 3/15/18	2,470,000	2,318,713
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	1,205,000	1,301,400
8.50% Sr. Unsec. Nts., 4/15/20	810,000	856,575
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	2,405,000	2,507,213
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	2,410,000	2,644,975
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[3]	2,520,000	2,381,400
Windstream Corp., 7.50% Sr. Unsec. Nts., 6/1/22[3]	2,640,000	2,765,400

		16,551,089

Wireless Telecommunication Services—2.1%
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	3,075,000	3,032,719
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	2,475,000	2,465,719
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	2,610,000	2,531,700
Sprint Capital Corp., 8.75% Nts., 3/15/32	610,000	526,125
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[3]	2,285,000	2,513,500

		11,069,763
18 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Utilities—3.1%
Electric Utilities—0.8%
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	$2,290,000	$2,507,550
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	6,485,000	1,515,869
10.25% Sr. Unsec. Nts., Series B, 11/1/15	1,960,000	436,100

		4,459,519

Energy Traders—1.7%
AES Corp. (The):
7.375% Sr. Unsec. Nts., 7/1/21[3]	660,000	732,600
8% Sr. Unsec. Unsub. Nts., 10/15/17	1,080,000	1,221,750
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[3]	1,120,000	1,201,200
7.875% Sr. Sec. Nts., 1/15/23[3]	700,000	759,500
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	2,315,000	2,523,350
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[3]	360,000	363,600
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[3]	735,000	775,425
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	1,355,000	1,414,281

		8,991,706

Gas Utilities—0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	2,425,000	2,467,438
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	760,000	689,700

		3,157,138

Total Corporate Bonds and Notes (Cost $463,007,000)		452,781,655

Loan Participations—5.9%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18[6]	710,000	701,125
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan:
2.25%, 7/3/14[5,6]	937,546	867,564
2.50%, 7/3/14[6]	1,907,427	1,765,051
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%, 1/29/16[6]	2,130,936	1,733,249
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 3/8/18[5,6]	1,280,000	1,305,066
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.898%, 10/19/15[4,6]	8,712,160	4,994,969
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 5.75%, 3/19/17[5,6]	2,565,000	2,562,212
Lone Star Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 9.50%, 8/7/19[5,6]	1,540,000	1,565,025
19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Loan Participations Continued
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[5,6]	$2,885,000	$2,942,700
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 10%, 10/31/13[6]	1,840,000	1,796,300
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 7/30/15[5,6]	2,830,000	2,727,413
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
7.50%, 2/17/17[5,6]	395,000	390,204
9%, 2/17/17[5,6]	2,230,000	2,202,921
Springleaf Financial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[5,6]	1,385,000	1,278,528
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.743%, 10/10/14[5,6]	2,030,000	1,247,603
Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16[6]	2,990,000	3,064,750

Total Loan Participations (Cost $31,181,297)		31,144,680

	Shares

Preferred Stocks—0.8%
Ally Financial, Inc., 7% Cum., Series G, Non. Vtg.[7]	2,580	2,149,543
Greektown Superholdings, Inc., Cv., Series A-1[7]	41,630	2,259,989

Total Preferred Stocks (Cost $6,517,693)		4,409,532

Common Stocks—2.0%
AbitibiBowater, Inc.[7]	81,959	1,170,375
American Media Operations, Inc.[7]	266,268	3,461,484
Dana Holding Corp.	79,311	1,229,321
Gaylord Entertainment Co., Cl. A7	17,131	527,635
Global Aviation Holdings, Inc.[7]	4,500	—
Greektown Superholdings, Inc., Series A-1[7]	3,150	159,075
Huntsman Corp.	31,409	440,040
Kaiser Aluminum Corp.	2,291	108,273
LyondellBasell Industries NV, Cl. A	31,060	1,355,769
Magellan Health Services, Inc.[7]	501	24,454
Orbcomm, Inc.[7]	12,519	48,198
Premier Holdings Ltd.[7]	288,828	—
Visteon Corp.[7]	24,885	1,318,883
Walter Industries, Inc.	4,800	284,208
Whiting Petroleum Corp.[7]	9,656	524,321

Total Common Stocks (Cost $20,225,693)		10,652,036
20 | OPPENHEIMER CHAMPION INCOME FUND

	Units	Value

Rights, Warrants and Certificates—0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17[7] (Cost $15,531,220)	57,305	$2,062

	Shares

Investment Company—5.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%[8,9] (Cost $27,505,446)	27,505,446	27,505,446
Total Investments, at Value (Cost $567,148,244)	99.5%	526,530,424
Other Assets Net of Liabilities	0.5	2,671,033

Net Assets	100.0%	$529,201,457

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

2.	Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $14,008,361, which represents 2.65% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	5/14/09-2/8/10	$1,172,289	$1,208,075	$35,786
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11	6/8/99-8/1/07	2,746,126	—	(2,746,126)
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	433,769	35,013	(398,756)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	3,785,730	—	(3,785,730)
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20	2/22/12	1,163,736	1,191,710	27,974
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16	4/21/10-5/3/11	2,428,204	2,485,600	57,396
Realogy Corp, 7.625% Sr. Sec. Nts., 1/15/20	1/25/12-2/1/12	2,529,735	2,633,400	103,665
Realogy Corp, 9% Sr. Sec. Nts., 1/15/20	1/25/12-2/1/12	1,287,550	1,328,700	41,150
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20	2/3/12	1,920,000	1,944,000	24,000
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19	2/2/12	575,000	610,938	35,938
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22	1/31/12	2,498,502	2,570,925	72,423

		$20,540,641	$14,008,361	$(6,532,280)

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $132,264,179 or 24.99% of the Fund’s net assets as of March 30, 2012.

4.	Interest or dividend is paid-in-kind, when applicable.

5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.
21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Non-income producing security.

8.	Rate shown is the 7-day yield as of March 30, 2012.

9.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2011	Additions	Reductions	March 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	34,936,445	160,658,204	168,089,203	27,505,446

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$27,505,446	$38,564
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $539,642,798)	$499,024,978
Affiliated companies (cost $27,505,446)	27,505,446

526,530,424
Cash	26,247
Receivables and other assets:
Interest, dividends and principal paydowns	12,331,866
Investments sold (including $3,753,977 sold on a when-issued or delayed delivery basis)	7,714,287
Shares of beneficial interest sold	257,692
Other	923,180

Total assets	547,783,696

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	17,215,909
Shares of beneficial interest redeemed	681,462
Dividends	207,627
Shareholder communications	152,665
Transfer and shareholder servicing agent fees	136,042
Distribution and service plan fees	89,959
Trustees’ compensation	54,608
Other	43,967

Total liabilities	18,582,239

Net Assets	$529,201,457

Composition of Net Assets
Par value of shares of beneficial interest	$291,771
Additional paid-in capital	1,755,117,280
Accumulated net investment loss	(1,761,105)
Accumulated net realized loss on investments	(1,183,828,669)
Net unrealized depreciation on investments	(40,617,820)

Net Assets	$529,201,457

23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $334,147,943 and 184,083,077 shares of beneficial interest outstanding)	$1.82
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$1.91

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,940,922 and 10,971,289 shares of beneficial interest outstanding)	$1.82

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,498,410 and 33,391,012 shares of beneficial interest outstanding)	$1.81

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,276,292 and 6,208,581 shares of beneficial interest outstanding)	$1.82

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $103,337,890 and 57,116,960 shares of beneficial interest outstanding)	$1.81

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]

Investment Income
Interest	$23,028,216
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $62,687)	550,040
Affiliated companies	38,564

Total investment income	23,616,820

Expenses
Management fees	1,726,310
Distribution and service plan fees:
Class A	386,913
Class B	95,485
Class C	301,095
Class N	27,885
Transfer and shareholder servicing agent fees:
Class A	687,448
Class B	85,368
Class C	135,047
Class N	34,535
Class Y	9,972
Shareholder communications:
Class A	70,895
Class B	10,012
Class C	11,622
Class N	2,739
Class Y	870
Legal, auditing and other professional fees	246,489
Trustees’ compensation	8,216
Custodian fees and expenses	5,269
Administration service fees	750
Other	14,521

Total expenses	3,861,441
Less waivers and reimbursements of expenses	(437,623)

Net expenses	3,423,818

Net Investment Income	20,193,002
25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain
Net realized gain (loss) on:
Investments from unaffiliated companies	$766,577
Swap contracts	(284,813)

Net realized gain	481,764
Net change in unrealized appreciation/depreciation on investments	29,522,020

Net Increase in Net Assets Resulting from Operations	$50,196,786

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011
| |
Operations
Net investment income	$20,193,002	$47,812,082
Net realized gain (loss)	481,764	(20,398,717)
Net change in unrealized appreciation/depreciation	29,522,020	(27,625,869)

Net increase (decrease) in net assets resulting from operations	50,196,786	(212,504)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,701,392)	(31,624,132)
Class B	(676,120)	(1,484,203)
Class C	(2,148,481)	(4,733,950)
Class N	(431,330)	(901,972)
Class Y	(4,235,679)	(9,067,825)

	(20,193,002)	(47,812,082)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	13,697,153	(73,942,606)
Class B	75,649	(1,886,520)
Class C	(4,492,678)	(959,154)
Class N	(397,488)	660,214
Class Y	684,680	2,160,283

	9,567,316	(73,967,783)

Net Assets
Total increase (decrease)	39,571,100	(121,992,369)
Beginning of period	489,630,357	611,622,726

End of period (including accumulated net investment loss of $1,761,105 and $1,761,105, respectively)	$529,201,457	$489,630,357

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$1.71	$1.87	$1.80	$6.26	$9.36	$9.32

Income (loss) from investment operations:
Net investment income[2]	.07	.15	.15	.25	.63	.65
Net realized and unrealized gain (loss)	.11	(.16)	.07	(4.45)	(3.10)	.04

Total from investment operations	.18	(.01)	.22	(4.20)	(2.47)	.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.15)	(.13)	—	— [3]	(.65)
Tax return of capital distribution	—	—	(.02)	(.26)	(.63)	—

Total dividends and/or distributions to shareholders	(.07)	(.15)	(.15)	(.26)	(.63)	(.65)

Net asset value, end of period	$1.82	$1.71	$1.87	$1.80	$6.26	$9.36

Total Return, at Net Asset Value[4]	10.65%	(1.21)%	12.90%	(67.12)%	(27.70)%	7.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334,148	$301,846	$406,244	$361,169	$1,035,629	$1,772,880

Average net assets (in thousands)	$322,287	$412,774	$374,702	$354,862	$1,471,385	$1,851,296

Ratios to average net assets:[5]
Net investment income	7.88%	7.66%	8.36%	12.80%	7.60%	6.86%
Total expenses[6]	1.49%	1.60%	1.72%	1.72%	1.04%	1.00%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.33%	1.36%	1.25%	1.21%	1.04%	0.99%

Portfolio turnover rate	36%	69%	144%	67%[7]	73%[7]	49%[7]

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.50%
Year Ended September 30, 2011	1.60%
Year Ended September 30, 2010	1.73%
Year Ended September 30, 2009	1.74%
Year Ended September 30, 2008	1.04%
Year Ended September 30, 2007	1.01%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$1.71	$1.88	$1.80	$6.25	$9.34	$9.31

Income (loss) from investment operations:
Net investment income[2]	.06	.13	.14	.25	.56	.58
Net realized and unrealized gain (loss)	.11	(.17)	.08	(4.46)	(3.09)	.02

Total from investment operations	.17	(.04)	.22	(4.21)	(2.53)	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.13)	(.12)	—	— [3]	(.57)
Tax return of capital distribution	—	—	(.02)	(.24)	(.56)	—

Total dividends and/or distributions to shareholders	(.06)	(.13)	(.14)	(.24)	(.56)	(.57)

Net asset value, end of period	$1.82	$1.71	$1.88	$1.80	$6.25	$9.34

Total Return, at Net Asset Value[4]	10.21%	(2.58)%	12.59%	(67.35)%	(28.28)%	6.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,941	$18,726	$22,343	$19,661	$93,848	$239,673

Average net assets (in thousands)	$19,120	$21,796	$21,119	$25,683	$160,611	$298,233

Ratios to average net assets:[5]
Net investment income	7.07%	6.81%	7.55%	12.45%	6.70%	6.08%
Total expenses[6]	2.78%	2.99%	3.45%	3.38%	1.87%	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	2.21%	2.09%	2.07%	1.87%	1.78%

Portfolio turnover rate	36%	69%	144%	67%[7]	73%[7]	49%[7]

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	2.79%
Year Ended September 30, 2011	2.99%
Year Ended September 30, 2010	3.46%
Year Ended September 30, 2009	3.40%
Year Ended September 30, 2008	1.87%
Year Ended September 30, 2007	1.80%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$1.71	$1.87	$1.79	$6.25	$9.35	$9.31

Income (loss) from investment operations:
Net investment income[2]	.06	.13	.14	.23	.57	.57
Net realized and unrealized gain (loss)	.10	(.16)	.08	(4.45)	(3.10)	.04

Total from investment operations	.16	(.03)	.22	(4.22)	(2.53)	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.13)	(.12)	—	— [3]	(.57)
Tax return of capital distribution	—	—	(.02)	(.24)	(.57)	—

Total dividends and/or distributions to shareholders	(.06)	(.13)	(.14)	(.24)	(.57)	(.57)

Net asset value, end of period	$1.81	$1.71	$1.87	$1.79	$6.25	$9.35

Total Return, at Net Asset Value[4]	9.64%	(1.97)%	12.71%	(67.51)%	(28.32)%	6.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,498	$61,307	$67,813	$62,635	$160,353	$275,373

Average net assets (in thousands)	$60,153	$68,555	$65,224	$58,009	$227,183	$295,414

Ratios to average net assets:[5]
Net investment income	7.14%	6.91%	7.63%	11.90%	6.81%	6.08%
Total expenses[6]	2.27%	2.27%	2.47%	2.59%	1.83%	1.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	2.12%	2.00%	1.97%	1.83%	1.77%

Portfolio turnover rate	36%	69%	144%	67%[7]	73%[7]	49%[7]

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	2.28%
Year Ended September 30, 2011	2.27%
Year Ended September 30, 2010	2.48%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.83%
Year Ended September 30, 2007	1.79%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$1.71	$1.87	$1.80	$6.26	$9.36	$9.32

Income (loss) from investment operations:
Net investment income[2]	.07	.14	.15	.24	.60	.61
Net realized and unrealized gain (loss)	.11	(.16)	.07	(4.45)	(3.10)	.04

Total from investment operations	.18	(.02)	.22	(4.21)	(2.50)	.65

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.13)	—	— [3]	(.61)
Tax return of capital distribution	—	—	(.02)	(.25)	(.60)	—

Total dividends and/or distributions to shareholders	(.07)	(.14)	(.15)	(.25)	(.60)	(.61)

Net asset value, end of period	$1.82	$1.71	$1.87	$1.80	$6.26	$9.36

Total Return, at Net Asset Value[4]	10.49%	(1.45)%	12.66%	(67.20)%	(28.00)%	7.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,276	$10,994	$11,413	$9,360	$26,709	$48,347

Average net assets (in thousands)	$11,324	$12,152	$10,098	$10,099	$38,585	$49,180

Ratios to average net assets:[5]
Net investment income	7.62%	7.42%	8.14%	12.54%	7.19%	6.42%
Total expenses[6]	1.97%	1.92%	2.28%	2.59%	1.54%	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.60%	1.49%	1.45%	1.45%	1.42%

Portfolio turnover rate	36%	69%	144%	67%[7]	73%[7]	49%[7]

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.98%
Year Ended September 30, 2011	1.92%
Year Ended September 30, 2010	2.29%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.54%
Year Ended September 30, 2007	1.46%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$1.70	$1.87	$1.79	$6.26	$9.36	$9.32

Income (loss) from investment operations:
Net investment income[2]	.08	.16	.17	.26	.67	.68
Net realized and unrealized gain (loss)	.10	(.17)	.07	(4.46)	(3.10)	.04

Total from investment operations	.18	(.01)	.24	(4.20)	(2.43)	.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.16)	(.14)	—	— [3]	(.68)
Tax return of capital distribution	—	—	(.02)	(.27)	(.67)	—

Total dividends and/or distributions to shareholders	(.07)	(.16)	(.16)	(.27)	(.67)	(.68)

Net asset value, end of period	$1.81	$1.70	$1.87	$1.79	$6.26	$9.36

Total Return, at Net Asset Value[4]	11.02%	(1.19)%	14.26%	(67.09)%	(27.39)%	7.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,338	$96,757	$103,810	$129,608	$266,752	$217,011

Average net assets (in thousands)	$99,672	$109,741	$144,860	$145,168	$308,019	$171,898

Ratios to average net assets:[5]
Net investment income	8.50%	8.26%	9.01%	13.95%	8.10%	7.21%
Total expenses[6]	0.80%	0.81%	0.91%	0.75%	0.61%	0.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%	0.75%	0.64%	0.61%	0.61%	0.62%

Portfolio turnover rate	36%	69%	144%	67%[7]	73%[7]	49%[7]

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	0.81%
Year Ended September 30, 2011	081%
Year Ended September 30, 2010	0.92%
Year Ended September 30, 2009	0.77%
Year Ended September 30, 2008	061%
Year Ended September 30, 2007	064%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies

Oppenheimer Champion Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund’s investment manager, OppenheimerFunds, Inc. (the “Manager”), believes does not involve undue risk. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.
33 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$17,215,909
Sold securities	3,753,977
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost	$14,741,131
Market Value	$4,708,188
Market Value as a % of Net Assets	0.89%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its
34 | OPPENHEIMER CHAMPION INCOME FUND

investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund utilized $3,785,383 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2012	$101,699,709
2014	7,796,993
2017	158,795,001
2018	890,201,592
No expiration	9,849,834

Total	$1,168,343,129

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $1,158,493,295 expiring in 2018 and $9,849,834 which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will utilize $481,764 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$567,819,079

Gross unrealized appreciation	$17,034,657
Gross unrealized depreciation	(58,323,312)

Net unrealized depreciation	$(41,288,655)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For
35 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
36 | OPPENHEIMER CHAMPION INCOME FUND

with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
37 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
38 | OPPENHEIMER CHAMPION INCOME FUND

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Assets Table	Prices	Inputs	Inputs	Value

Investments, at Value:
Asset-Backed Securities	$—	$—	$—	$—
Mortgage-Backed Obligations	—	35,013	—	35,013
Corporate Bonds and Notes	—	452,781,655	—	452,781,655
Loan Participations	—	31,144,680	—	31,144,680
Preferred Stocks	—	2,149,543	2,259,989	4,409,532
Common Stocks	5,712,594	4,939,442	—	10,652,036
Rights, Warrants and Certificates	—	—	2,062	2,062
Investment Company	27,505,446	—	—	27,505,446

Total Assets	$33,218,040	$491,050,333	$2,262,051	$526,530,424

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
39 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Transfers in
	Value as of		unrealized	and/or	Value as of
	September 30,	Realized	appreciation/	out of	March 30,
	2011	gain (loss)	depreciation	Level 3	2012

Assets Table
Investments, at Value:
Preferred Stocks	$2,953,232	$—	$(693,243)	$—	$2,259,989
Common Stocks	252,869	—	(93,794)	(159,075)	—
Rights, Warrants, and Certificates	2,062	15,531,220	(15,531,220)	—	2,062

Total Assets	$3,208,163	$15,531,220	$(16,318,257)	$(159,075)	$2,262,051

The following investments have been classified as Level 3 instruments. As of March 30, 2012, the Manager determined the fair value of certain preferred stock that does not trade, the Manager has determined the fair value using the traded common stock price adjusted for the preferred dividend rate. For certain warrants received through a bankruptcy distribution, the Manager has determined the fair value of the warrants as the residual value of the original bonds.
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at March 30, 2012 includes:

Change in
unrealized
appreciation/
depreciation

Common Stocks	$(45,000)
Preferred Stocks	(693,243)
Rights,Warrants and Certificates	(15,531,220)

Total	$(16,269,463)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	44,588,895	$79,209,247	66,427,242	$130,085,193
Dividends and/or distributions reinvested	6,126,632	10,936,237	13,683,198	26,483,340
Redeemed	(43,265,540)	(76,448,331)	(120,401,450)	(230,511,139)

Net increase (decrease)	7,449,987	$13,697,153	(40,291,010)	$(73,942,606)

40 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months Ended March 30, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	1,828,897	$3,261,602	3,682,989	$7,185,137
Dividends and/or distributions reinvested	343,053	612,666	688,298	1,330,012
Redeemed	(2,144,477)	(3,798,619)	(5,343,326)	(10,401,669)

Net increase (decrease)	27,473	$75,649	(972,039)	$(1,886,520)

Class C
Sold	4,184,297	$7,423,453	11,383,325	$21,821,986
Dividends and/or distributions reinvested	1,082,871	1,925,862	2,135,924	4,111,433
Redeemed	(7,813,388)	(13,841,993)	(13,863,191)	(26,892,573)

Net decrease	(2,546,220)	$(4,492,678)	(343,942)	$(959,154)

Class N
Sold	1,150,910	$2,037,659	1,915,537	$3,733,157
Dividends and/or distributions reinvested	228,670	408,405	442,661	854,025
Redeemed	(1,600,600)	(2,843,552)	(2,019,601)	(3,926,968)

Net increase (decrease)	(221,020)	$(397,488)	338,597	$660,214

Class Y
Sold	5,107,363	$9,052,512	12,425,581	$24,207,245
Dividends and/or distributions reinvested	2,348,021	4,176,633	4,666,579	8,977,390
Redeemed	(7,146,108)	(12,544,465)	(15,908,200)	(31,024,352)

Net increase	309,276	$684,680	1,183,960	$2,160,283

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$163,249,202	$194,213,829
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.70%
Next $250 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $1.5 billion	0.50
41 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $722,268 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at
42 | OPPENHEIMER CHAMPION INCOME FUND

calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class B	$40,426,123
Class C	18,290,233
Class N	1,096,499
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$68,915	$—	$22,441	$7,056	$3,125
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 30, 2012, the Manager waived fees and/or reimbursed the Fund $18,758 for IMMF management fees.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended March 30, 2012, the Manager reimbursed the Fund $198,181 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$124,292
Class B	51,960
Class C	29,831
Class N	14,601
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts,
43 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued

including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
44 | OPPENHEIMER CHAMPION INCOME FUND

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not	Investments from unaffiliated
Accounted for as	companies (including premiums
Hedging Instruments	on options exercised)*	Swap contracts	Total

Credit contracts	$—	$(284,813)	$(284,813.00)
Interest rate contracts	7,603	—	7,603

Total	$7,603	$(284,813)	$(277,210)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
45 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Investments*

Interest rate contracts	$2,100

*	Includes purchased option contracts and purchased swaption contracts, if any.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $1,071 on purchased put options.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written call options on volatility indexes to decrease exposure to volatility risk. A written call option becomes more valuable as the level of the underlying volatility index decreases relative to the strike price.
     As of March 30, 2012, the Fund had no outstanding written or (purchased) options.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a
46 | OPPENHEIMER CHAMPION INCOME FUND

credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being
47 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $745,000 on credit default swaps to sell protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of March 30, 2012, the Fund had no such credit default swaps outstanding.
7. Restricted Securities
As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
48 | OPPENHEIMER CHAMPION INCOME FUND

     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
50 | OPPENHEIMER CHAMPION INCOME FUND

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer Champion Income Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1) and an Agreement and Plan of Reorganization to reorganize the Fund into a Delaware statutory trust (Proposal No. 3) was approved as described in the Fund’s proxy statement dated December 16, 2011 (Proxy Statement). The following is a report of the votes cast:

Nominee/Proposal	For	Withheld

Trustees
William L. Armstrong	196,849,617	3,709,188
Edward L. Cameron	196,855,578	3,703,227
Jon S. Fossel	196,732,666	3,826,139
Sam Freedman	196,682,530	3,876,274
Richard F. Grabish	196,929,060	3,629,745
Beverly L. Hamilton	196,886,384	3,672,420
Robert J. Malone	196,817,206	3,741,599
F. William Marshall, Jr.	196,952,301	3,606,503
Victoria J. Herget	197,134,460	3,424,345
Karen L. Stuckey	197,465,777	3,093,027
James D. Vaughn	197,332,682	3,226,122
William F. Glavin, Jr.	197,293,787	3,265,018
Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote

135,012,802	3,959,832	2,521,286	59,064,884
On March 7, 2012, following adjournment from the February 29, 2012 meeting, a meeting of the Fund was held at which the sub-proposals below (Proposal No. 2) were approved as described in the Proxy Statement. The following is a report of the votes cast:
2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote

134,004,761	5,177,311	2,732,211	52,533,518
2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote

134,094,618	4,861,975	2,957,688	52,533,518
2c: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain	Broker Non Vote

133,792,958	5,292,924	2,828,400	52,533,518
51 | OPPENHEIMER CHAMPION INCOME FUND

SHAREHOLDER MEETING Unaudited / Continued
2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

134,186,605	4,967,251	2,760,427	52,533,518
2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

134,316,041	4,544,933	3,053,307	52,533,518
2g-2: Proposal to remove the additional fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

133,741,948	4,976,095	3,196,241	52,533,518
2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote

134,219,644	4,871,303	2,823,333	52,533,518
2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote

134,464,409	4,617,998	2,831,874	52,533,518
2o: Proposal to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote

132,347,254	6,729,659	2,837,370	52,533,518
2p: Proposal to approve a change in the Fund’s investment objective

For	Against	Abstain	Broker Non Vote

133,974,791	4,924,678	3,014,812	52,533,518
52 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
Victoria J. Herget, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates llp

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER CHAMPION INCOME FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER CHAMPION INCOME FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
56 | OPPENHEIMER CHAMPION INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Champion Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	5/8/2012